Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Footnote) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
Amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ 0.5